PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,	December 31,
	2023	2022

Land and buildings	$3,114,032	$2,972,256
Building fixtures, facilities, and furniture	187,826	128,448
Leasehold improvement	21,143	—
Landscaping	22,039	—
Office Equipment and Fixtures	31,306	35,160
Software	—	17,413
Auto	41,361	39,033
Construction in progress	6,372	—
Total Assets	3,424,079	3,192,310
Less accumulated depreciation	(116,708)	(62,426)
Net Assets	$3,307,371	$3,129,884